Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instrument Positions for Future Production Periods

Below is summary of the Company’s derivative instrument positions, as of September 30, 2014, for future production periods:

Description	Volume (MMBtu/d)	Production Period	Weighted Average Price ($/MMBtu)
Natural Gas Swaps:
	30,000	October 2014—December 2014	$4.121
	26,219	January 2015—December 2015	$4.071

Natural Gas Put Spread:
Purchased put	20,000	October 2014—December 2014	$4.50
Sold put	20,000	October 2014—December 2014	$4.00

Natural Gas Put Sale:
Put sold	16,800	January 2015—December 2015	$3.350

Natural Gas Collar:
Purchased put	5,000	October 2014—March 2015	$4.000
Call sold	5,000	October 2014—March 2015	$4.750

Basis Swaps:
	25,000	November 2014—March 2015	$(1.067)
	25,000	April 2015—October 2015	$(1.208)

Fair Value of Derivative Instruments on a Gross Basis and on a Net basis as Presented in Consolidated Balance Sheets

The following table summarizes the fair value of the Company’s derivative instruments on a gross basis and on a net basis as presented in the condensed consolidated balance sheets (in thousands):

Derivatives not designated as hedging instruments under ASC 815	Gross Amount	Netting Adjustments(a)	Net Amount Presented in the Balance Sheets	Balance Sheet Location
As of September 30, 2014
Assets
Commodity derivatives— current	$3,542	$(1,462)	$2,080	Other current assets
Commodity derivatives— noncurrent	409	(184)	225	Other assets

Total assets	$3,951	$(1,646)	$2,305

Liabilities
Commodity derivatives— current	$(1,462)	$1,462	$—
Commodity derivatives— noncurrent	(184)	184	—

Total liabilities	$(1,646)	$1,646	$—

(a)	The Company has agreements in place that allow for the financial right to offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

Summary of Gains and Losses on Derivative Instruments

The following table presents the Company’s reported gains and losses on derivative instruments for the periods presented (in thousands):

	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
Derivatives not designated as hedging instruments under ASC 815		Three Months Ended September 30,		Nine Months Ended September 30,
		2014	2013	2014	2013
Commodity derivatives	Gain on derivative instruments	$5,572	$—	$1,098	$—